Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022	$ 2,125		$ 488,198	$ 11,621,862		$ 12,112,185
Balance, shares at Dec. 31, 2022	21,250,000
Issuance of shares net of share offering costs	$ 375		12,047,889			12,048,264
Issuance of shares net of share offering costs, shares	3,750,000
Non-controlling interest arising on incorporation of new subsidiary					47	47
Net income (loss)				1,139,226	(6,576)	1,132,650
Balance at Dec. 31, 2023	$ 2,500		12,536,087	12,761,088	(6,529)	25,293,146
Balance, shares at Dec. 31, 2023	25,000,000
Issuance of shares net of share offering costs	$ 250		1,344,750			1,345,000
Issuance of shares net of share offering costs, shares	2,500,000
Non-controlling interest arising on incorporation of new subsidiary
Net income (loss)				(3,736,007)	(135,406)	(3,871,413)
Balance at Dec. 31, 2024	$ 2,750		13,880,837	9,025,081	(141,935)	22,766,733
Balance, shares at Dec. 31, 2024	27,500,000
Issuance of shares net of share offering costs			(324)			(324)
Issuance of shares net of share offering costs, shares	327
Net income (loss)				(2,970,424)	(19,047)	(2,989,471)
Shares repurchase		(5)	(49,372)			(49,377)
Additional Shares Capital			282			282
Disposal of a subsidiary,net					160,982	160,982
Balance at Dec. 31, 2025	$ 2,750	$ (5)	$ 13,831,423	$ 6,054,657		$ 19,888,825
Balance, shares at Dec. 31, 2025	27,500,327